Equity Method Investments - Narrative (Details) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
	Aug. 04, 2021 USD ($)	Dec. 31, 2022 USD ($) rig	Oct. 19, 2022 rig	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Equity Method Investment, Summarized Financial Information [Abstract]
Interest in equity method investment not held by the company						51.00%
Proceeds from disposal of equity method investments				$ 0.0	$ 10.6	$ 0.0
Equity method investments		$ 20.6		20.6	19.4	62.7
Opex and Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Funding provided by shareholder loans	$ 5.4
Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Ownership percentage sold	49.00%
Equity method investments		0.0		0.0	0.0	5.2
Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Ownership percentage sold	49.00%
Equity method investments		$ 0.0		0.0	0.0	$ 0.0
Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	51.00%					49.00%
Number of joint ventures for bareboat charters | rig			2
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Number of rigs on bareboat charter | rig		5
Ownership percentage sold	49.00%
Additional ownership percentage acquired	2.00%
Equity method investments		$ 16.9		16.9	16.9	$ 48.0
Funding provided by shareholder loans		9.8		9.8
Opex and Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Realized gain on disposal of investment	$ 3.6
Proceeds from disposal of equity method investments	10.6
Equity method investments	$ 7.0
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Ownership percentage sold	49.00%
Additional ownership percentage acquired	2.00%
Equity method investments		3.7		3.7	2.5	$ 9.5
Opex and Akal | Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Contracts receivable		113.9		113.9	86.8
Billed contracts receivable		105.1		105.1	70.5
Unbilled contracts receivable		$ 8.8		$ 8.8	$ 16.3
Perfomex | Opex and Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Contracts receivable	$ 237.1
Billed contracts receivable	113.7
Unbilled contracts receivable	$ 123.4
Borr Mexico Ventures Limited | Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity						49.00%
Borr Mexico Ventures Limited | Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity						49.00%